Since Inception [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%		(0.33%)
Russell 3000 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		23.81%		13.86%
S&P Target Date To Retirement Income Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.00%		3.68%
Class R5 Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1]	9.05%		3.91%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.49%		2.84%
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	2.83%		1.80%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	2.74%		1.78%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1]	6.97%		2.91%
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.41%		3.26%
Class Y Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1]	9.05%		3.91%
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		9.15%		4.03%
Class R3 Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.64%		3.51%
Class R4 Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.92%		3.75%
Since Inception | Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		(0.33%)
Performance Inception Date			Dec. 31, 2019
Since Inception | Russell 3000 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		13.86%
Performance Inception Date			Dec. 31, 2019
Since Inception | S&P Target Date To Retirement Income Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		3.68%
Performance Inception Date			Dec. 31, 2019
Since Inception | Class R5 Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		3.91%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		2.84%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		1.80%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		1.78%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		2.91%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		3.26%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class Y Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		3.91%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent	[2]		4.03%
Performance Inception Date			Dec. 31, 2019
Since Inception | Class R3 Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		3.51%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class R4 Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		3.75%
Performance Inception Date	[1]		Dec. 31, 2019

[1]	Performance for classes A, C, R, R3, R4, R5, and Y shares prior to their inception (9/1/20) is derived from the historical performance of class R6 shares, adjusted for the higher operating expenses and, for class A and C shares, higher sales charges (in the case of after sales-charge returns) applicable to such classes.
[2]	Since inception December 31, 2019.